EQUITY - Schedule of Stock warrants activities (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Weighted Average Exercise Price
Intrinsic value of Stock warrants outstanding and exercisable		$ 0	$ 0
Warrant
Number of Warrants
Outstanding at October 31, 2020	0
Granted	3,545,000
Outstanding at October 31, 2021	3,545,000
Warrants exercisable at October 31, 2021	3,545,000
Weighted Average Exercise Price
Warrants Outstanding, Exercise Price	$ 0
Weighted Average Exercise Price - Granted	7.77
Weighted Average Exercise Price - Outstanding (ending)	7.77
Warrants Exercisable, Exercise Price	$ 7.77
Intrinsic value of Stock warrants outstanding and exercisable	$ 0